LOANS PAYABLE (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 27, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Total loans payable						$ 28,000
Principal amount					$ 56,000
Maturity date	Apr. 18, 2024
Interest rate				5.00%
Total loans payable		$ 525,150	$ 526,150			28,000
Less: Current portion		525,150	526,150			28,000
Loans payable		525,150	526,150			28,000
March 07, 2022 [Member]
Total loans payable		3,000	3,000	$ 3,000		3,000
Principal amount		$ 3,000	$ 3,000	$ 3,000
Maturity date		Mar. 07, 2023	Mar. 07, 2023	Mar. 07, 2023
Interest rate		7.00%	7.00%	7.00%
January 19, 2022 [Member]
Total loans payable		$ 12,500	$ 12,500	$ 12,500		12,500
Principal amount		$ 12,500	$ 12,500	$ 12,500
Maturity date		Jan. 19, 2023	Jan. 19, 2023	Jan. 19, 2023
Interest rate		7.00%	7.00%	7.00%
October 13, 2022 [Member]
Total loans payable		$ 12,500	$ 12,500	$ 12,500		$ 12,500
Principal amount		$ 25,000	$ 25,000	$ 25,000
Maturity date		Oct. 13, 2023	Oct. 13, 2023	Oct. 13, 2023
Interest rate		7.00%	7.00%	7.00%
January 31, 2023 [Member]
Total loans payable		$ 100,000	$ 100,000	$ 100,000
Principal amount		$ 100,000	$ 100,000	$ 100,000
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand	Due on demand
February 09, 2023 [Member]
Total loans payable		$ 10,000	$ 10,000	$ 10,000
Principal amount		$ 10,000	$ 10,000	$ 10,000
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand	Due on demand
March 01, 2023 [Member]
Total loans payable		$ 50,000	$ 50,000	$ 50,000
Principal amount		$ 50,000	$ 50,000	$ 50,000
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand	Due on demand
April 05, 2023 [Member]
Total loans payable		$ 25,000	$ 25,000	$ 25,000
Principal amount		$ 25,000	$ 25,000	$ 25,000
Maturity date		Aug. 03, 2023	Aug. 03, 2023	Aug. 03, 2023
Interest rate		15.00%	15.00%	15.00%
May 19, 2023 [Member]
Total loans payable		$ 4,000	$ 4,000	$ 4,000
Principal amount		$ 4,000	$ 4,000	$ 4,000
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand	Due on demand
June 20, 2023 [Member]
Total loans payable		$ 40,000	$ 40,000	$ 40,000
Principal amount		$ 40,000	$ 40,000	$ 40,000
Maturity date		Sep. 18, 2023	Sep. 18, 2023	Sep. 18, 2023
Interest rate		12.00%	12.00%	12.00%
July 12, 2023 [Member]
Total loans payable		$ 4,150	$ 4,150	$ 4,150
Principal amount		$ 4,150	$ 4,150	$ 4,150
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand	Due on demand
July 17, 2023 [Member]
Total loans payable		$ 50,000	$ 50,000	$ 50,000
Principal amount		$ 50,000	$ 50,000	$ 50,000
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand	Due on demand
October 06, 2023 [Member]
Total loans payable		$ 10,000	$ 10,000	$ 10,000
Principal amount		$ 10,000	$ 10,000	$ 10,000
Maturity date		Oct. 06, 2024	Oct. 06, 2024	Oct. 06, 2024
Interest rate		7.00%	7.00%	7.00%
December 06, 2023 [Member]
Total loans payable		$ 2,000	$ 2,000	$ 1,000
Principal amount		$ 1,000	$ 1,000	$ 1,000
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand	Due on demand
December 26, 2023 [Member]
Total loans payable		$ 100,000	$ 100,000	$ 100,000
Principal amount		$ 100,000	$ 100,000	$ 100,000
Maturity date		Apr. 18, 2024	Apr. 18, 2024	Apr. 18, 2024
Interest rate		0.00%	0.00%	0.00%
December 30, 2024 [Member]
Total loans payable			$ 1,000
Principal amount		$ 1,000	$ 1,000
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand
February 09, 2024 [Member]
Total loans payable		$ 1,000	$ 1,000
Principal amount		$ 1,000	$ 1,000
Interest rate		0.00%	0.00%
Maturity date		Due on demand	Due on demand
July 17, 2024 [Member]
Total loans payable		$ 37,000	$ 37,000
Principal amount		$ 37,000	$ 37,000
Maturity date		Jan. 15, 2025	Jan. 15, 2025
Interest rate		5.00%	5.00%
August 14, 2024 [Member]
Total loans payable		$ 64,000	$ 64,000
Principal amount		$ 64,000	$ 64,000
Maturity date		Jan. 15, 2025	Jan. 15, 2025
Interest rate		5.00%	5.00%
Revision of Prior Period, Adjustment [Member]
Total loans payable				$ 422,150
Total loans payable				398,246
Less: Current portion				398,246
Less: Unamortized debt discount				(23,094)
Loans payable				398,246
Revision of Prior Period, Adjustment [Member] | March 07, 2022 [Member]
Total loans payable				3,000
Revision of Prior Period, Adjustment [Member] | January 19, 2022 [Member]
Total loans payable				12,500
Revision of Prior Period, Adjustment [Member] | October 13, 2022 [Member]
Total loans payable				12,500
Revision of Prior Period, Adjustment [Member] | January 31, 2023 [Member]
Total loans payable				100,000
Revision of Prior Period, Adjustment [Member] | February 09, 2023 [Member]
Total loans payable				10,000
Revision of Prior Period, Adjustment [Member] | March 01, 2023 [Member]
Total loans payable				50,000
Revision of Prior Period, Adjustment [Member] | April 05, 2023 [Member]
Total loans payable				25,000
Revision of Prior Period, Adjustment [Member] | May 19, 2023 [Member]
Total loans payable				4,000
Revision of Prior Period, Adjustment [Member] | June 20, 2023 [Member]
Total loans payable				40,000
Revision of Prior Period, Adjustment [Member] | July 12, 2023 [Member]
Total loans payable				4,150
Revision of Prior Period, Adjustment [Member] | July 17, 2023 [Member]
Total loans payable				50,000
Revision of Prior Period, Adjustment [Member] | October 06, 2023 [Member]
Total loans payable				10,000
Revision of Prior Period, Adjustment [Member] | December 06, 2023 [Member]
Total loans payable				1,000
Revision of Prior Period, Adjustment [Member] | December 26, 2023 [Member]
Total loans payable				$ 100,000